Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	21 Months Ended	27 Months Ended
	Sep. 26, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
Capital Group Core Balanced ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Capital Group Core Balanced ETF (at NAV)
Accumulated Value	$ 10,000	$ 11,039	$ 12,110		$ 12,879	$ 13,905	$ 14,864
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	11,209	12,923		14,014	14,883	16,519
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,663	10,588		10,797	11,231	11,585
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,990	$ 11,945		$ 12,643	$ 13,334	$ 14,375